INVESCO QUALITY MUNICIPAL INCOME TRUST

AMENDMENT NO. 2

TO THE STATEMENT OF PREFERENCES

OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”), DATED

OCTOBER 8, 2020

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Quality Municipal Income Trust (the “Fund”) by Section 2.1 of the Amended and Restated Agreement and Declaration of Trust of the Fund, dated as of September 20, 2022, the Board of Trustees of the Fund may transact the Fund’s affairs with respect to the shares of beneficial interest of the Fund;

WHEREAS, the Board of Trustees has determined that it is the best interest of the Fund to (1) extend the Term Redemption Date of the Series 2020/2023-IQI VMTP Shares to December 1, 2028, and (2) to change the Ratings Spread applicable to such shares, and has approved such changes;

WHEREAS, these changes have been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2020/2023-IQI VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

1. The Board of Trustees of the Fund has adopted resolutions to (1) extend the Term Redemption Date of the Series 2020/2023-IQI VMTP Shares to December 1, 2028, and (2) change the Ratings Spread applicable to such VMTP Shares.

2. The definition of “Term Redemption Date” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Term Redemption Date” means December 1, 2028 or such later date to which the Term Redemption Date may be extended in accordance with Section 10(b)(i)(A) of this Statement of Preferences.

3. The definition of “Ratings Spread” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A+/A1, in which case it means the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Shares at the request of the Fund), Fitch (if Fitch is then rating the VMTP Shares at the request of the Fund) or an Other Rating Agency (if an Other Rating Agency is then rating the VMTP Shares at the request of the Fund) in the table below on the Rate Determination Date for such Rate Period:

JPM IQI - Amendment 2 to SOP (2025)(5239214.7)

Fitch*	Percentage
AAA to AA-	1.10%
A+**	1.45%**
A**	1.85%**
A-	2.00%
BBB+ to BBB-	2.95%
Non-investment grade or NR	4.00%

*	And/or the equivalent ratings of Moody’s and/or an Other Rating Agency then rating the VMTP Shares at the request of the Fund.
**

During a Ratings Spread Transition Period, the Percentage shall be 1.45% during such Ratings Spread Transition Period, and thereafter shall be 1.85% until the Fitch rating on the VMTP Shares (and/or the equivalent ratings of Moody’s and/or an Other Rating Agency then rating the VMTP Shares at the request of the Fund) changes, at which point the Percentage shall be in accordance with the table above.

4. The definition of “Closed-End Funds” is hereby deleted in its entirety from the Definitions section of the Statement of Preferences.

5. The definition of “Gross Up Payment” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Gross-up Payment” means payment to a Beneficial Owner of an amount which, when taken together with the aggregate amount of Taxable Allocations made to such Beneficial Owner to which such Gross-up Payment relates, would cause such Beneficial Owner’s dividends in dollars (after giving effect to regular federal income tax consequences) from the aggregate of such Taxable Allocations and the related Gross-up Payment to be equal to the dollar amount of the dividends which would have been received by such Beneficial Owner if the amount of such aggregate Taxable Allocations would have been excludable (for federal income tax purposes) from the gross income of such Beneficial Owner. Such Gross-up Payment shall be calculated (i) without consideration being given to the time value of money; (ii) assuming that no Beneficial Owner of VMTP Shares is subject to the federal alternative minimum tax with respect to dividends received from the Fund; (iii) assuming that each Taxable Allocation and each Gross-up Payment (except to the extent such Gross-up Payment is properly designated as an exempt-interest dividend under Section 852(b)(5) of the Code or successor provisions) would be taxable in the hands of each Beneficial Owner of VMTP Shares at (a) the maximum marginal regular federal individual income tax rate applicable to ordinary income or net capital gains, as applicable, or (b) the maximum marginal regular federal corporate income tax rate applicable to ordinary income or net capital gains, as applicable, whichever of the rates in subclause (a)_or (b) is greater, in effect at the time such Gross-up Payment is made; and (iv) assuming that each Taxable Allocation and each Gross-up Payment would not be subject to the tax imposed by Section 1411 of the Code or any similar Medicare or other surtax.

6. The following definitions are added to the Definitions section of the Statement of Preferences:

“Fund/Partnership Investors” has the meaning set forth in Section 12(a).

“Municipal Conduit Arrangement” means a municipal conduit financing arrangement in which the cash flows are divided among senior and subordinate certificate interests and the issuer of such certificate interests is a unit of a state of the United States of America (such as the National Finance Authority, a component unit of the Business Finance Authority of the State of New Hampshire).

7. Section 3 of the Statement of Preferences is deleted in its entirety and replaced with the following:

3. Gross-Up Payments and Notice of Allocations.

Holders of VMTP Shares shall be entitled to receive, when, as and if declared by the Board of Trustees, out of funds legally available therefor under Applicable Law and otherwise in accordance with Applicable Law, dividends in an amount equal to the aggregate Gross-up Payments as follows:

(a) Whenever the Fund intends or expects to include any net capital gains or, solely to the extent known or calculable, ordinary income taxable for regular federal income tax purposes in any dividend on VMTP Shares, the Fund shall use its best efforts to notify the Redemption and Paying Agent in writing of the amount to be so included not later than 14 calendar days preceding the Rate Determination Date on which the Applicable Rate for such dividend is to be established; provided, however, that if such information is not known before the date specified above, the Fund shall notify the Redemption and Paying Agent of such information as soon thereafter as is commercially feasible but in any event not less than 10 calendar days prior to any such Rate Determination Date. Whenever such advance notice is received from the Fund, the Redemption and Paying Agent will notify each Holder. With respect to a Rate Period for which such advance notice was given and whose dividends are comprised partly of such ordinary income (to the extent known or calculable) or capital gains and partly of exempt-interest income, the different types of income will be paid in the same relative proportions for each day during the Rate Period.

(b) (i) If the Fund allocates, under Subchapter M of Chapter 1 of the Code, any net capital gains or ordinary income taxable for regular federal income tax purposes to a dividend paid on VMTP Shares, the Fund shall to the extent practical simultaneously increase such dividend payment by an additional amount equal to the Gross-up Payment and provide the Redemption and Paying Agent a notice with respect to such dividend describing the Gross-up Payment for it to send to the Holders and (ii) if the Fund allocates, under Subchapter M of Chapter 1 of the Code, any net capital gains or ordinary income taxable for regular federal income tax purposes to a dividend paid on VMTP Shares without simultaneously increasing such dividend as described in clause (i) above the Fund shall, not later than 90 calendar days following the end of the calendar year in which such dividend was paid, provide (i) the amount of the Gross-up Payments due all Holders to the Redemption and Paying Agent and (ii) a notice with respect to such Gross-up Payment to transmit to the Holders that were entitled to such dividend payment during such calendar year at such Holder’s address as the same appears or last appeared on the record books of the Fund.

(c) The Fund shall, as soon as reasonably possible, make Gross-up Payments with respect to any net capital gains or ordinary income determined by the Internal Revenue Service to be allocable in a manner different from the manner used by the Fund due to a clerical or similar calculation error made by the Fund, provided that the amount of any such net capital gains or ordinary income reallocated to the VMTP Shares exceeds $25,000 in the aggregate and such reallocation occurs prior to the expiration of the period of limitations of the Fund (even if such period expires prior to the expiration of the period of limitations of any particular holder).

8. Section 6(c) of the Statement of Preferences is deleted in its entirety and replaced with the following:

(c) Eligible Assets and AMT Exposure. The Fund shall make investments only in Eligible Assets in accordance with the Fund’s investment objectives and investment policies. No more than 25% of the Fund’s Managed Assets may be assets pursuant to Section 55(b)(1) of the Code subject to federal alternative minimum tax or such other percentage as may be consented to by 100% of the Holders.

9. Section 12(a) of the Statement of Preferences is deleted in its entirety and replaced with the following:

(a) Unless otherwise approved in writing by the Fund, a Beneficial Owner or Holder may sell, transfer or otherwise dispose of VMTP Shares only in whole shares and only to persons it reasonably believes are either (i) QIBs that are registered closed-end management investment companies the shares of which are traded on a national securities exchange, registered open-end management investment companies or partnership structures that primarily invest in tax-exempt assets (“Fund/Partnership Investors”), banks (and their direct or indirect wholly-owned subsidiaries), insurance companies, Broker-Dealers, Foreign Entities (and their direct or indirect wholly-owned subsidiaries), companies that are included in the S&P 500 Index (and their direct or indirect wholly-owned subsidiaries) or separately managed accounts managed by registered investment advisors, (ii) tender option bond trusts (or similar vehicles or arrangements) in which all Beneficial Owners are QIBs that are Fund/Partnership Investors, banks (and their direct or indirect wholly-owned subsidiaries), insurance companies, Broker-Dealers, Foreign Entities (and their direct or indirect wholly-owned subsidiaries), companies that are included in the S&P 500 Index (and their direct or indirect wholly-owned subsidiaries) or separately managed accounts managed by registered investment advisors, or (iii) a Municipal Conduit Arrangement in which all Beneficial Owners are QIBs that are Fund/Partnership Investors, banks (and their direct or indirect wholly-owned subsidiaries), insurance companies, Broker-Dealers, Foreign Entities (and their direct or indirect wholly-owned subsidiaries), companies that are included in the S&P 500 Index (and their direct or indirect wholly-owned subsidiaries) or separately managed accounts managed by registered investment advisors, in each case, pursuant to Rule 144A of the Securities Act or another available exemption from registration under the Securities Act, in a manner not involving any public offering within the meaning of Section 4(a)(2) of the Securities Act. Any transfer in violation of the foregoing restrictions shall be void ab initio and any transferee of VMTP Shares transferred in violation of the foregoing restrictions shall be deemed to agree to hold all payments it received on any such improperly transferred VMTP Shares in trust for the benefit of the transferor of such VMTP Shares. The foregoing restrictions on transfer shall not apply to any VMTP Shares registered under the Securities Act pursuant to the Registration Rights Agreement or any subsequent transfer of such VMTP Shares thereafter.

10. Section 13(k)(xii) of the Statement of Preferences is deleted in its entirety and replaced with the following:

(xii) a report of portfolio holdings of the Fund as of the end of each month that the Fund has otherwise made publicly available and delivered no later than 15 days after the end of each month; provided, that copies of reports of portfolio holdings provided by the Fund to the Purchaser at its request shall include CUSIP identifiers, and provided further that such report shall also note (a) the portfolio holdings subject to federal alternative minimum tax of the Code and (b) the percentage of interest subject to federal alternative minimum tax that has accrued during such month, with such percentage to be calculated either (x) as the amount of interest accrued during such month with respect to any Fund portfolio holdings subject to federal alternative minimum tax divided by the total amount of interest accrued during such month on all Fund portfolio holdings or (y) such other calculation method as may be consented to by 100% of the Holders (references in this clause to “federal alternative minimum tax” shall mean federal alternative minimum tax computed pursuant to Section 55(b)(1));

11. Clause C(iv) of Appendix A of the Statement of Preferences is deleted in its entirety and replaced with the following:

(iv) Taxable fixed-income securities issued by an issuer described in Section 1(A) (a “Permitted Issuer”) that are not in default at the time of acquisition, acquired for the purpose of influencing control over such Permitted Issuer or creditor group of municipal bonds of such Permitted Issuer (a) the Fund already owns and (b) which have deteriorated or are expected shortly to deteriorate, with the expectation that such investment should enable the Fund to better maximize the value of its existing investment in such issuer, provided that the taxable fixed-income securities of such issuer so acquired do not constitute more than 0.5% of the Fund’s Managed Assets as of the time of investment, provided, that no more than 25% of the Fund’s Managed Assets may be assets subject to federal alternative minimum tax computed pursuant to Section 55(b)(1) of the Code or such other percentage as may be consented to by 100% of the Holders.

12. Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

13. Except as amended hereby, the Statement of Preferences remains in full force and effect.

14. An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

[Signature Page Follows]

Dated this 30th day of May, 2025

INVESCO QUALITY MUNICIPAL INCOME TRUST

By:	/s/ Alissa Clare
Name: Alissa Clare
Title: Assistant Secretary

Signature Page to Amendment 2 to SOP (2025)